OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 71.9%
International 18.6%
Columbia Emerging Markets Fund, Class I Shares (a)	3,218,443	$29,641,859
Columbia European Equity Fund, Class I Shares (a)	4,259,530	29,774,113
Columbia Overseas Value Fund, Class I Shares (a)	4,486,587	38,315,455
Columbia Pacific/Asia Fund, Class I Shares (a)	3,015,483	28,043,992
Total		125,775,419
U.S. Large Cap 49.6%
Columbia Contrarian Core Fund, Class I Shares (a)	2,490,794	55,793,776
Columbia Large Cap Growth Fund, Class I Shares (a)	559,599	21,203,198
Columbia Disciplined Core Fund, Class I Shares (a)	4,152,612	41,526,116
Columbia Disciplined Growth Fund, Class I Shares (a)	4,789,506	45,883,464
Columbia Disciplined Value Fund, Class I Shares (a)	6,997,402	67,035,116
Columbia Select Large Cap Equity Fund, Class I Shares (a)	4,044,406	47,602,657
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,765,180	31,879,154
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,109,424	25,183,936
Total		336,107,417
U.S. Small Cap 3.7%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	939,056	6,517,051
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	221,274	4,865,819
Columbia Small Cap Core Fund, Class I Shares (a)	582,987	10,476,268
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	103,426	2,855,596
Total		24,714,734
Total Equity Funds (Cost: $424,875,792)		$486,597,570

Fixed-Income Funds 13.2%
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	317,711	3,358,201
High Yield 5.7%
Columbia High Yield Bond Fund, Class I Shares (a)	5,855,563	16,864,021

	Shares	Value

Fixed-Income Funds (continued)
High Yield (continued)
Columbia Income Opportunities Fund, Class I Shares (a)	2,250,132	$21,938,791
Total		38,802,812
Investment Grade 7.0%
Columbia Corporate Income Fund, Class I Shares (a)	2,745,259	26,683,920
Columbia Mortgage Opportunities Fund, Class I Shares (a)	401,663	3,924,242
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,045,997	16,692,065
Total		47,300,227
Total Fixed-Income Funds (Cost: $91,304,932)		$89,461,240

Alternative Investment Funds 4.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	175,947	2,150,075
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,278,837
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	336,071	1,855,112
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	1,015,865	9,935,155
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,081,322	10,229,311
Total Alternative Investment Funds (Cost: $29,810,419)		$28,448,490

Issuer	Shares	Value

Common Stocks 2.4%
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.1%
Cie Generale des Etablissements Michelin	888	88,335
Cooper Tire & Rubber Co.	2,250	94,027
Dana Holding Corp.	2,460	41,328
Magna International, Inc.	2,300	121,297
Total		344,987
Automobiles —%
Fuji Heavy Industries Ltd.	3,000	116,021
Peugeot SA (b)	7,120	125,095
Total		241,116
Diversified Consumer Services —%
Capella Education Co.	450	20,318

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	640	$87,974
Denny’s Corp. (b)	5,775	63,294
Flight Centre Travel Group Ltd.	2,327	62,605
Isle of Capri Casinos, Inc. (b)	1,000	19,130
Jack in the Box, Inc.	1,145	85,337
Marriott Vacations Worldwide Corp.	1,085	69,874
Papa John’s International, Inc.	50	3,508
Ruth’s Hospitality Group, Inc.	1,335	20,706
Total		412,428
Household Durables 0.1%
Helen of Troy Ltd. (b)	950	94,249
Iida Group Holdings Co., Ltd.	3,700	69,349
Persimmon PLC	3,522	108,011
Total		271,609
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	5,840	57,991
PetMed Express, Inc.	2,245	37,761
Total		95,752
Leisure Products —%
Sankyo Co., Ltd.	1,300	50,102
Sturm Ruger & Co., Inc.	1,490	84,840
Total		134,942
Media —%
Gray Television, Inc. (b)	4,600	73,094
Nexstar Broadcasting Group, Inc., Class A	980	52,165
Total		125,259
Multiline Retail —%
Marks & Spencer Group PLC	13,481	106,450
Specialty Retail —%
Cato Corp. (The), Class A	2,235	84,394
Children’s Place, Inc. (The)	1,400	75,138
Outerwall, Inc.	1,240	74,400
Total		233,932
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	1,200	30,888
Oxford Industries, Inc.	700	50,974
Perry Ellis International, Inc. (b)	530	11,379
Vera Bradley, Inc. (b)	2,600	32,526
Wolverine World Wide, Inc.	3,925	72,887
Total		198,654
TOTAL CONSUMER DISCRETIONARY		2,185,447

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 0.2%
Beverages —%
Ambev SA	22,300	$110,386
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	1,900	81,734
Ingles Markets, Inc., Class A	950	47,443
Koninklijke Ahold NV	5,489	111,661
SUPERVALU, Inc. (b)	4,210	27,660
Wal-Mart de Mexico SAB de CV, Class V	43,504	115,227
Total		383,725
Food Products 0.1%
Cal-Maine Foods, Inc.	1,630	87,140
Dean Foods Co.	1,800	32,598
JBS SA	7,900	29,191
Sanderson Farms, Inc.	1,100	76,461
WH Group Ltd.	77,500	42,737
Total		268,127
Personal Products —%
Usana Health Sciences, Inc. (b)	525	67,515
Tobacco —%
Imperial Tobacco Group PLC	2,337	125,843
Japan Tobacco, Inc.	3,100	107,296
Total		233,139
TOTAL CONSUMER STAPLES		1,062,892
ENERGY 0.1%
Energy Equipment & Services —%
Oil States International, Inc. (b)	1,465	43,965
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	1,400	23,450
ENI SpA	7,344	119,929
MOL Hungarian Oil and Gas NyRt	400	18,051
Pacific Ethanol, Inc. (b)	5,650	33,957
PDC Energy, Inc. (b)	1,095	66,072
Polski Koncern Naftowy Orlen SA	5,200	84,465
REX American Resources Corp. (b)	1,550	85,111
Royal Dutch Shell PLC, Class B	5,142	134,643
S-Oil Corp.	1,719	102,808
Total		668,486
TOTAL ENERGY		712,451

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.6%
Banks 0.2%
Abu Dhabi Commercial Bank PJSC	8,700	$17,662
Banco Latinoamericano de Comercio Exterior SA, Class E	2,310	62,439
Banco Santander Brasil SA	14,100	50,564
Bank of China Ltd., Class H	254,000	119,777
Bank of Communications Co., Ltd., Class H	28,000	20,653
Bank of Montreal	700	40,707
BBCN Bancorp, Inc.	1,200	20,148
Berkshire Hills Bancorp, Inc.	465	13,299
Canadian Imperial Bank of Commerce	1,600	122,704
Central Pacific Financial Corp.	3,355	75,018
China Merchants Bank Co., Ltd., Class H	15,500	40,469
Credit Agricole SA	8,917	112,626
Customers Bancorp, Inc. (b)	2,505	68,887
First BanCorp (b)	7,800	29,562
First NBC Bank Holding Co. (b)	1,960	72,892
Hancock Holding Co.	800	22,080
Hilltop Holdings, Inc. (b)	200	4,194
HSBC Holdings PLC	20,885	163,174
International Bancshares Corp.	2,295	61,850
KBC Groep NV	743	45,176
Mitsubishi UFJ Financial Group, Inc.	16,100	104,127
Nordea Bank AB	7,619	84,065
Societe Generale SA	336	15,605
Sumitomo Mitsui Financial Group, Inc.	3,000	119,681
Wintrust Financial Corp.	490	24,740
Woori Finance Holdings Co., Ltd. (b)	6,327	54,884
Total		1,566,983
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,980	55,123
Cowen Group, Inc., Class A (b)	8,300	34,943
Piper Jaffray Companies (b)	500	17,785
Total		107,851
Consumer Finance —%
Cash America International, Inc.	2,500	86,325
Nelnet, Inc., Class A	1,805	64,583
Total		150,908
Diversified Financial Services —%
EXOR SpA	2,339	116,001
Insurance 0.1%
Ageas	2,423	106,849

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Allianz SE, Registered Shares	814	$142,505
American Equity Investment Life Holding Co.	3,305	84,872
Employers Holdings, Inc.	1,135	30,044
HCI Group, Inc.	700	30,527
Heritage Insurance Holdings, Inc. (b)	3,945	87,264
Maiden Holdings Ltd.	5,150	80,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	539	107,473
Power Corp. of Canada	4,600	103,391
Swiss Re AG	1,275	118,359
Total		891,367
Real Estate Investment Trusts (REITs) 0.2%
AG Mortgage Investment Trust, Inc.	3,300	50,193
American Assets Trust, Inc.	400	16,864
Apollo Residential Mortgage, Inc.	1,900	24,453
Coresite Realty Corp.	1,600	87,920
CubeSmart	1,500	41,730
CyrusOne, Inc.	2,710	95,609
CYS Investments, Inc.	6,700	51,724
DuPont Fabros Technology, Inc.	3,000	96,270
LaSalle Hotel Properties	2,800	82,348
Ryman Hospitality Properties, Inc.	1,700	89,420
Sovran Self Storage, Inc.	580	57,925
STORE Capital Corp.	3,250	73,677
Summit Hotel Properties, Inc.	6,300	82,404
Sun Communities, Inc.	550	36,861
Sunstone Hotel Investors, Inc.	6,220	89,941
Total		977,339
Real Estate Management & Development —%
Wheelock & Co., Ltd.	13,000	60,594
Thrifts & Mortgage Finance 0.1%
Banc of California, Inc.	2,825	36,838
HomeStreet, Inc. (b)	2,200	46,046
MGIC Investment Corp. (b)	8,935	83,989
Radian Group, Inc.	5,535	80,091
Walker & Dunlop, Inc. (b)	3,030	87,900
Washington Federal, Inc.	3,275	81,679
Total		416,543
TOTAL FINANCIALS		4,287,586

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	875	$27,982
AMAG Pharmaceuticals, Inc. (b)	1,010	40,400
Anacor Pharmaceuticals, Inc. (b)	470	52,833
Arena Pharmaceuticals, Inc. (b)	11,555	21,839
ARIAD Pharmaceuticals, Inc. (b)	2,710	18,536
Arrowhead Research Corp. (b)	4,800	24,720
Celldex Therapeutics, Inc. (b)	1,278	15,413
Clovis Oncology, Inc. (b)	270	26,976
Curis, Inc. (b)	10,695	21,818
Dyax Corp. (b)	1,035	28,493
Dynavax Technologies Corp. (b)	960	21,802
Insmed, Inc. (b)	900	17,856
Insys Therapeutics, Inc. (b)	1,160	29,882
Keryx Biopharmaceuticals, Inc. (b)	3,450	15,456
Merrimack Pharmaceuticals, Inc. (b)	1,287	12,021
Neurocrine Biosciences, Inc. (b)	750	36,817
NewLink Genetics Corp. (b)	271	10,371
Novavax, Inc. (b)	2,900	19,575
Portola Pharmaceuticals, Inc. (b)	390	18,568
REGENXBIO, Inc. (b)	394	6,091
Spark Therapeutics, Inc. (b)	520	28,028
TESARO, Inc. (b)	625	28,419
Ultragenyx Pharmaceutical, Inc. (b)	300	29,805
vTv Therapeutics, Inc., Class A (b)	1,979	14,526
Total		568,227
Health Care Equipment & Supplies —%
Analogic Corp.	640	56,077
Greatbatch, Inc. (b)	500	26,725
LivaNova PLC (b)	1,200	79,536
Merit Medical Systems, Inc. (b)	4,175	77,404
Orthofix International NV (b)	1,800	61,290
Total		301,032
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,400	46,021
LHC Group, Inc. (b)	470	21,181
Magellan Health, Inc. (b)	1,160	61,944
Medipal Holdings Corp.	3,700	64,573
Molina Healthcare, Inc. (b)	1,350	83,700
Owens & Minor, Inc.	300	10,755
Triple-S Management Corp., Class B (b)	2,970	61,152
WellCare Health Plans, Inc. (b)	550	48,730
Total		398,056
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	6,800	62,560

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Cambrex Corp. (b)	1,000	$45,970
INC Research Holdings, Inc. Class A (b)	1,940	80,917
Total		189,447
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	1,134	24,455
Lannett Co., Inc. (b)	655	29,324
Novo Nordisk A/S, Class B	1,872	99,447
Pernix Therapeutics Holdings, Inc. (b)	4,200	11,802
Roche Holding AG, Genusschein Shares	649	176,203
Sanofi	1,497	151,011
Sucampo Pharmaceuticals, Inc., Class A (b)	3,200	61,952
Teva Pharmaceutical Industries Ltd.	1,688	100,222
Total		654,416
TOTAL HEALTH CARE		2,111,178
INDUSTRIALS 0.3%
Aerospace & Defense —%
Aerojet Rocketdyne Holdings, Inc. (b)	1,200	20,328
Astronics Corp. (b)	100	3,781
Astronics Corp., Class B (b)	75	2,822
Cubic Corp.	1,700	76,245
Moog, Inc., Class A (b)	1,350	83,376
Total		186,552
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	5,630	55,117
Royal Mail PLC	10,853	74,355
Total		129,472
Airlines —%
Hawaiian Holdings, Inc. (b)	300	10,410
Japan Airlines Co., Ltd.	2,600	97,950
Qantas Airways Ltd.	30,525	85,981
Total		194,341
Building Products —%
Continental Building Product (b)	3,860	67,820
Patrick Industries, Inc. (b)	1,050	42,609
Total		110,429
Commercial Services & Supplies —%
Deluxe Corp.	1,550	92,303
Interface, Inc.	400	7,820
Quad/Graphics, Inc.	4,500	58,050

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
West Corp.	300	$7,143
Total		165,316
Construction & Engineering 0.1%
EMCOR Group, Inc.	1,600	77,248
Leighton Holdings Ltd.	1,734	33,992
VINCI SA	1,705	114,791
Total		226,031
Electrical Equipment 0.1%
General Cable Corp.	3,500	53,865
OSRAM Licht AG	1,625	95,492
Vestas Wind Systems A/S	2,047	119,307
Total		268,664
Machinery 0.1%
Barnes Group, Inc.	400	15,036
Global Brass & Copper Holdings, Inc.	700	15,743
Kadant, Inc.	1,195	49,139
Meritor, Inc. (b)	2,400	26,088
Mueller Industries, Inc.	1,025	32,308
PT United Tractors Tbk	34,000	44,733
Wabash National Corp. (b)	6,700	80,199
Yangzijiang Shipbuilding Holdings Ltd.	82,000	72,992
Total		336,238
Marine —%
Kuehne & Nagel International AG	344	47,664
Matson, Inc.	2,015	92,347
Total		140,011
Professional Services —%
GP Strategies Corp. (b)	200	5,018
Insperity, Inc.	200	9,292
RPX Corp. (b)	4,570	65,077
Total		79,387
Road & Rail —%
ArcBest Corp.	2,530	65,527
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	300	12,393
TOTAL INDUSTRIALS		1,914,361
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
ADTRAN, Inc.	2,045	31,759
NETGEAR, Inc. (b)	325	13,455

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Plantronics, Inc.	325	$17,426
Polycom, Inc. (b)	4,200	57,876
Total		120,516
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	700	13,846
Checkpoint Systems, Inc.	4,400	32,912
Chimei Innolux Corp.	311,000	104,333
Coherent, Inc. (b)	25	1,355
Hon Hai Precision Industry Co., Ltd.	44,000	116,955
Insight Enterprises, Inc. (b)	1,090	27,686
Littelfuse, Inc.	580	57,959
Sanmina Corp. (b)	4,245	87,744
SYNNEX Corp.	900	79,596
Tech Data Corp. (b)	1,200	87,348
Vishay Intertechnology, Inc.	1,800	19,080
Total		628,814
Internet Software & Services 0.1%
Constant Contact, Inc. (b)	2,730	71,253
DHI Group, Inc. (b)	2,085	18,869
EarthLink Holdings Corp.	9,350	79,943
LogMeIn, Inc. (b)	1,325	89,252
RetailMeNot, Inc. (b)	6,085	53,487
Web.com Group, Inc. (b)	1,625	38,139
Total		350,943
IT Services 0.1%
CGI Group, Inc., Class A (b)	1,700	63,146
Convergys Corp.	3,800	97,546
CSG Systems International, Inc.	600	20,112
Euronet Worldwide, Inc. (b)	900	72,216
EVERTEC, Inc.	1,300	23,712
NeuStar, Inc., Class A (b)	2,780	75,588
Total		352,320
Semiconductors & Semiconductor Equipment —%
Advanced Energy Industries, Inc. (b)	300	8,484
Amkor Technology, Inc. (b)	14,140	87,951
Diodes, Inc. (b)	2,865	65,609
Microsemi Corp. (b)	1,700	61,217
Xcerra Corp. (b)	6,060	42,056
Total		265,317
Software —%
Aspen Technology, Inc. (b)	2,305	95,404
AVG Technologies NV (b)	3,230	76,551
Gigamon, Inc. (b)	1,600	41,968

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Progress Software Corp. (b)	2,700	$65,556
Total		279,479
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	2,000	17,899
Foxconn Technology Co., Ltd.	24,000	62,863
FUJIFILM Holdings Corp.	2,800	111,688
Total		192,450
TOTAL INFORMATION TECHNOLOGY		2,189,839
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	3,070	98,056
Hanwha Corp.	1,002	32,857
Innophos Holdings, Inc.	200	8,498
Innospec, Inc.	1,540	85,070
Mitsubishi Chemical Holdings Corp.	19,400	120,892
Total		345,373
Construction Materials —%
US Concrete, Inc. (b)	700	38,822
Metals & Mining —%
Commercial Metals Co.	1,200	17,244
Eregli Demir ve Celik Fabrikalari TAS	46,515	66,053
Materion Corp.	2,020	60,903
MMC Norilsk Nickel PJSC (b)	83	12,335
Rio Tinto PLC	3,470	126,465
Severstal PAO	3,653	42,460
Total		325,460
Paper & Forest Products —%
Clearwater Paper Corp. (b)	480	24,206
UPM-Kymmene OYJ	5,982	111,989
Total		136,195
TOTAL MATERIALS		845,850
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
China Telecom Corp., Ltd., Class H	104,000	54,249
General Communication, Inc., Class A (b)	3,290	67,001
Nippon Telegraph & Telephone Corp.	3,000	109,984
Telstra Corp., Ltd.	2,912	11,158
Turk Telekomunikasyon AS	11,867	25,603
Total		267,995

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services —%
China Mobile Ltd.	10,500	$125,894
Shenandoah Telecommunications Co.	900	42,111
Vodacom Group Ltd.	660	7,143
Total		175,148
TOTAL TELECOMMUNICATION SERVICES		443,143
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	600	9,230
Endesa SA	4,659	103,594
IDACORP, Inc.	935	62,505
Korea Electric Power Corp.	2,458	110,670
Transmissora Alianca de Energia Eletrica SA	6,600	34,056
Total		320,055
Gas Utilities —%
Chesapeake Utilities Corp.	875	45,684
New Jersey Resources Corp.	2,315	73,339
Southwest Gas Corp.	1,520	93,419
WGL Holdings, Inc.	1,000	62,230
Total		274,672
Independent Power and Renewable Electricity Producers —%
China Power International Development Ltd.	11,000	6,913
Water Utilities —%
SJW Corp.	1,370	43,470
TOTAL UTILITIES		645,110
Total Common Stocks (Cost: $16,466,180)		$16,397,857

	Shares	Value

Money Market Funds 8.1%
Columbia Short-Term Cash Fund, 0.159% (a)(c)	54,909,801	$54,909,801
Total Money Market Funds (Cost: $54,909,801)		$54,909,801
Total Investments (Cost: $617,367,124) (d)		$675,814,958(e)
Other Assets & Liabilities, Net		1,650,883
Net Assets		$677,465,841

At October 31, 2015, cash totaling $1,902,600 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan	11/24/2015	414,000 BRL	102,276 USD	—	(4,300)
JPMorgan	11/24/2015	108,000 CAD	81,444 USD	—	(1,140)
JPMorgan	11/24/2015	156,000 CNY	24,339 USD	—	(262)
JPMorgan	11/24/2015	856,000 DKK	128,697 USD	2,427	—
JPMorgan	11/24/2015	82,000 EUR	92,238 USD	2,042	—
JPMorgan	11/24/2015	287,000 ILS	73,502 USD	—	(684)
JPMorgan	11/24/2015	77,487,000 KRW	65,156 USD	—	(2,699)
JPMorgan	11/24/2015	445,000 MXN	26,137 USD	—	(761)
JPMorgan	11/24/2015	244,000 PLN	64,246 USD	1,148	—
JPMorgan	11/24/2015	60,000 TRY	19,475 USD	—	(979)
JPMorgan	11/24/2015	41,000 TRY	14,016 USD	39	—
JPMorgan	11/24/2015	4,201,000 TWD	127,011 USD	—	(2,350)
JPMorgan	11/24/2015	116,984 USD	167,000 AUD	1,974	—
JPMorgan	11/24/2015	122,334 USD	119,000 CHF	—	(1,866)
JPMorgan	11/24/2015	35,459 USD	23,000 GBP	—	(6)
JPMorgan	11/24/2015	136,497 USD	90,000 GBP	2,229	—
JPMorgan	11/24/2015	117,347 USD	7,764,000 INR	1,007	—
JPMorgan	11/24/2015	64,523 USD	7,741,000 JPY	—	(361)
JPMorgan	11/24/2015	46,063 USD	203,000 MYR	1,125	—
JPMorgan	11/24/2015	25,741 USD	219,000 NOK	24	—
JPMorgan	11/24/2015	20,930 USD	958,000 PHP	—	(478)
JPMorgan	11/24/2015	40,446 USD	338,000 SEK	—	(865)
JPMorgan	11/24/2015	32,486 USD	1,187,000 THB	862	—
JPMorgan	11/24/2015	91,499 USD	1,280,000 ZAR	659	—
Total				13,536	(16,751)

Futures Contracts Outstanding at October 31, 2015

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P MID 400 EMINI	48	USD	6,918,720	12/2015	149,132	—
S&P500 EMINI FUT	290	USD	30,068,650	12/2015	1,790,762	—
US 10YR NOTE (CBT)	120	USD	15,322,500	12/2015	—	(150,216)
US LONG BOND(CBT)	25	USD	3,910,938	12/2015	—	(23,708)
Total			56,220,808		1,939,894	(173,924)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,902,588	59,541	(255,066)	33,161	1,740,224	—	—	2,150,075
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,937,261	47,408	(6,605,319)	(379,350)	—	—	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,278,837
Columbia Commodity Strategy Fund, Class I Shares	2,268,615	344,347	—	—	2,612,962	—	—	1,855,112
Columbia Contrarian Core Fund, Class I Shares	56,012,736	51,979	(20,639,147)	10,213,153	45,638,721	—	—	55,793,776
Columbia Corporate Income Fund, Class I Shares	26,567,008	1,785,134	(555,167)	(13,048)	27,783,927	—	676,231	26,683,920
Columbia Diversified Absolute Return Fund, Class I Shares	—	10,505,981	(343,493)	(4,235)	10,158,253	—	—	9,935,155

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	3,378,691	197,378	(39,002)	(3,129)	3,533,938	—	62,023	3,358,201
Columbia Emerging Markets Fund, Class I Shares	29,053,969	3,142,550	(761,844)	121,780	31,556,455	—	—	29,641,859
Columbia European Equity Fund, Class I Shares	32,209,543	270,156	(8,330,119)	1,740,872	25,890,452	—	—	29,774,113
Columbia High Yield Bond Fund, Class I Shares	10,182,994	7,652,433	(334,471)	(15,231)	17,485,725	—	616,313	16,864,021
Columbia Income Opportunities Fund, Class I Shares	20,922,072	1,168,179	(475,347)	48,096	21,663,000	—	801,547	21,938,791
Columbia Large Cap Growth Fund, Class I Shares	12,038,342	59,564	(1,635,917)	916,547	11,378,536	—	—	21,203,198
Columbia Disciplined Core Fund, Class I Shares	23,643,554	144,162	(717,778)	384,156	23,454,094	—	—	41,526,116
Columbia Disciplined Growth Fund, Class I Shares	39,024,463	4,799,836	(1,892,821)	738,747	42,670,225	—	—	45,883,464
Columbia Disciplined Value Fund, Class I Shares	63,468,892	1,514,008	(139,061)	4,331	64,848,170	—	—	67,035,116
Columbia Mortgage Opportunities Fund, Class I Shares	3,990,218	198,605	(170,185)	(658)	4,017,980	—	126,044	3,924,242
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	4,661,455	171,516	(97,322)	57,840	4,793,489	—	—	6,517,051
Columbia Multi-Asset Income Fund, Class I Shares	—	10,798,980	—	—	10,798,980	—	331,979	10,229,311
Columbia Overseas Value Fund, Class I Shares	44,821,676	169,186	(5,242,055)	(66,352)	39,682,455	—	—	38,315,455
Columbia Pacific/Asia Fund, Class I Shares	24,754,397	745,336	(1,524,018)	392,581	24,368,296	76,482	95,477	28,043,992
Columbia Select Large Cap Equity Fund, Class I Shares	31,121,651	21,128,286	(904,443)	(84,735)	51,260,759	2,492,373	333,107	47,602,657
Columbia Select Large Cap Growth Fund, Class I Shares	23,740,336	2,196,285	(1,851,790)	657,250	24,742,081	1,793,017	—	31,879,154
Columbia Select Large-Cap Value Fund, Class I Shares	17,142,772	675,721	(66,847)	30,383	17,782,029	—	—	25,183,936
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,106,564	109,447	(307,723)	70,443	3,978,731	—	—	4,865,819
Columbia Short-Term Cash Fund	90,301,754	56,907,058	(92,299,011)	—	54,909,801	—	62,218	54,909,801
Columbia Small Cap Core Fund, Class I Shares	9,688,963	322,220	(166,928)	22,458	9,866,713	—	—	10,476,268
Columbia Small Cap Growth Fund I, Class I Shares	3,280,485	25,338	(338,809)	(2,428)	2,964,586	—	—	2,855,596
Columbia U.S. Government Mortgage Fund, Class I Shares	16,692,905	800,376	(672,791)	(128)	16,820,362	—	385,772	16,692,065
Total	601,913,904	130,491,010	(146,366,474)	14,862,504	600,900,944	4,361,872	3,490,711	659,417,101

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $617,367,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,411,000
Unrealized Depreciation	(11,963,000)
Net Unrealized Appreciation	$58,448,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	486,597,570	—	—	486,597,570
Fixed-Income Funds	89,461,240	—	—	89,461,240
Alternative Investment Funds	28,448,490	—	—	28,448,490
Common Stocks
Consumer Discretionary	1,459,479	725,968	—	2,185,447
Consumer Staples	675,355	387,537	—	1,062,892
Energy	252,555	459,896	—	712,451
Financials	2,737,906	1,549,680	—	4,287,586
Health Care	1,449,246	661,932	—	2,111,178
Industrials	1,127,104	787,257	—	1,914,361
Information Technology	1,776,101	413,738	—	2,189,839
Materials	332,799	513,051	—	845,850
Telecommunication Services	109,112	334,031	—	443,143
Utilities	414,703	230,407	—	645,110
Total Common Stocks	10,334,360	6,063,497	—	16,397,857
Money Market Funds	—	54,909,801	—	54,909,801
Total Investments	614,841,660	60,973,298	—	675,814,958
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	13,536	—	13,536
Futures Contracts	1,939,894	—	—	1,939,894
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16,751)	—	(16,751)
Futures Contracts	(173,924)	—	—	(173,924)
Total	616,607,630	60,970,083	—	677,577,713

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	90,301,754	90,301,754	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.7%
International 2.9%
Columbia European Equity Fund, Class I Shares (a)	287,158	$2,007,238
Columbia Overseas Value Fund, Class I Shares (a)	737,947	6,302,065
Total		8,309,303
U.S. Large Cap 12.2%

Columbia Contrarian Core Fund, Class I Shares (a)	213,877	4,790,851
Columbia Disciplined Core Fund, Class I Shares (a)	835,903	8,359,026
Columbia Disciplined Growth Fund, Class I Shares (a)	956,058	9,159,039
Columbia Disciplined Value Fund, Class I Shares (a)	946,954	9,071,816
Columbia Select Large Cap Equity Fund, Class I Shares (a)	268,819	3,163,995
Total		34,544,727
U.S. Small Cap 0.6%

Columbia Small Cap Core Fund, Class I Shares (a)	94,120	1,691,343
Total Equity Funds (Cost: $39,979,280)		$44,545,373

Fixed-Income Funds 67.8%
Emerging Markets 1.4%

Columbia Emerging Markets Bond Fund, Class I Shares (a)	380,262	4,019,363

High Yield 3.4%

Columbia Income Opportunities Fund, Class I Shares (a)	987,452	9,627,657

Inflation Protected Securities 4.5%

Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	123,989	1,184,094
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,318,262	11,416,151
Total		12,600,245
Investment Grade 58.5%
Columbia Corporate Income Fund, Class I Shares (a)	6,739,632	65,509,223
Columbia Limited Duration Credit Fund, Class I Shares (a)	2,765,960	26,608,533
Columbia Mortgage Opportunities Fund, Class I Shares (a)	419,132	4,094,918
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	8,900,788	48,776,317

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,862,348	$20,895,553
Total		165,884,544
Total Fixed-Income Funds (Cost: $200,218,874)		$192,131,809

Alternative Investment Funds 6.1%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	37,349	456,401
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,278,837
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	676,396	6,615,155
Columbia Multi-Asset Income Fund, Class I Shares (a)	635,033	6,007,411
Total Alternative Investment Funds (Cost: $17,983,694)		$17,357,804
Issuer	Shares	Value

Common Stocks 2.7%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.1%
Bridgestone Corp.	1,700	62,341
Cie Generale des Etablissements Michelin	900	89,528
Continental AG	333	79,963
Cooper Tire & Rubber Co.	575	24,029
Dana Holding Corp.	630	10,584
Total		266,445
Automobiles 0.1%
Fuji Heavy Industries Ltd.	2,300	88,950
Peugeot SA (b)	5,500	96,632
Total		185,582
Diversified Consumer Services —%
Capella Education Co.	110	4,967
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	160	21,994
Denny’s Corp. (b)	1,470	16,111
Flight Centre Travel Group Ltd.	2,300	61,878
Isle of Capri Casinos, Inc. (b)	250	4,782
Jack in the Box, Inc.	285	21,241
Marriott Vacations Worldwide Corp.	270	17,388
Papa John’s International, Inc.	10	702

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.	355	$5,506
Total		149,602
Household Durables 0.1%
Helen of Troy Ltd. (b)	230	22,818
Iida Group Holdings Co., Ltd.	4,300	80,595
Persimmon PLC	2,761	84,673
Total		188,086
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	1,415	14,051
PetMed Express, Inc.	535	8,999
Total		23,050
Leisure Products —%
Sturm Ruger & Co., Inc.	370	21,068
Media —%
Gray Television, Inc. (b)	1,150	18,273
Nexstar Broadcasting Group, Inc., Class A	250	13,308
WPP PLC	432	9,684
Total		41,265
Multiline Retail —%
Marks & Spencer Group PLC	5,300	41,850
Specialty Retail —%
Cato Corp. (The), Class A	550	20,768
Children’s Place, Inc. (The)	350	18,784
Outerwall, Inc.	305	18,300
Total		57,852
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	300	7,722
Oxford Industries, Inc.	170	12,379
Perry Ellis International, Inc. (b)	105	2,254
Vera Bradley, Inc. (b)	625	7,819
Wolverine World Wide, Inc.	1,000	18,570
Total		48,744
TOTAL CONSUMER DISCRETIONARY		1,028,511

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	240	11,985
Jeronimo Martins SGPS SA	4,300	60,358
Koninklijke Ahold NV	4,300	87,474
SUPERVALU, Inc. (b)	1,010	6,636

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wesfarmers Ltd.	400	$11,186
Total		177,639
Food Products 0.1%
Cal-Maine Foods, Inc.	400	21,384
Dean Foods Co.	450	8,149
Nestlé SA, Registered Shares	1,341	102,417
Sanderson Farms, Inc.	270	18,768
WH Group Ltd.	129,500	71,413
Total		222,131
Household Products —%
Reckitt Benckiser Group PLC	1,075	104,910
Personal Products —%
Usana Health Sciences, Inc. (b)	125	16,075
Tobacco 0.1%
Imperial Tobacco Group PLC	1,883	101,396
Japan Tobacco, Inc.	2,600	89,990
Total		191,386
TOTAL CONSUMER STAPLES		712,141
ENERGY 0.1%
Energy Equipment & Services —%
Oil States International, Inc. (b)	365	10,954
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	350	5,862
Caltex Australia Ltd.	3,400	76,113
ENI SpA	5,900	96,349
OMV AG	1,086	28,918
Pacific Ethanol, Inc. (b)	1,400	8,414
PDC Energy, Inc. (b)	270	16,292
REX American Resources Corp. (b)	380	20,866
Royal Dutch Shell PLC, Class B	2,490	65,200
Total		318,014
TOTAL ENERGY		328,968
FINANCIALS 0.7%
Banks 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	565	15,272
BBCN Bancorp, Inc.	300	5,037
Berkshire Hills Bancorp, Inc.	130	3,718
Central Pacific Financial Corp.	830	18,559

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Credit Agricole SA	6,900	$87,150
Customers Bancorp, Inc. (b)	620	17,050
First BanCorp (b)	1,895	7,182
First NBC Bank Holding Co. (b)	495	18,409
Hancock Holding Co.	200	5,520
Hilltop Holdings, Inc. (b)	65	1,363
HSBC Holdings PLC	18,100	141,415
International Bancshares Corp.	570	15,361
KBC Groep NV	1,250	76,002
Mitsubishi UFJ Financial Group, Inc.	16,400	106,068
Nordea Bank AB (b)	8,000	88,269
Societe Generale SA	300	13,933
Sumitomo Mitsui Financial Group, Inc.	2,550	101,729
Westpac Banking Corp.	3,125	69,606
Westpac Banking Corp.	178	3,865
Wintrust Financial Corp.	120	6,059
Total		801,567
Capital Markets 0.1%
3i Group PLC	11,196	86,244
Arlington Asset Investment Corp., Class A	975	13,504
Cowen Group, Inc., Class A (b)	2,050	8,630
Piper Jaffray Companies (b)	125	4,446
Total		112,824
Consumer Finance —%
Cash America International, Inc.	620	21,409
Nelnet, Inc., Class A	445	15,922
Total		37,331
Diversified Financial Services —%
EXOR SpA	1,800	89,269
Insurance 0.2%
Ageas	1,850	81,581
Allianz SE, Registered Shares	670	117,295
American Equity Investment Life Holding Co.	820	21,058
AXA SA	600	16,013
CNP Assurances	2,400	34,234
Employers Holdings, Inc.	275	7,279
HCI Group, Inc.	175	7,632
Heritage Insurance Holdings, Inc. (b)	980	21,678
Maiden Holdings Ltd.	1,255	19,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	460	91,721

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Swiss Life Holding AG, Registered Shares	44	$10,485
Swiss Re AG	1,000	92,831
Total		521,322
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	800	12,168
American Assets Trust, Inc.	100	4,216
Apollo Residential Mortgage, Inc.	455	5,856
Coresite Realty Corp.	395	21,705
CubeSmart	400	11,128
CyrusOne, Inc.	670	23,637
CYS Investments, Inc.	1,600	12,352
DuPont Fabros Technology, Inc.	735	23,586
LaSalle Hotel Properties	690	20,293
Ryman Hospitality Properties, Inc.	425	22,355
Sovran Self Storage, Inc.	140	13,982
STORE Capital Corp.	810	18,363
Summit Hotel Properties, Inc.	1,560	20,405
Sun Communities, Inc.	140	9,383
Sunstone Hotel Investors, Inc.	1,530	22,124
Total		241,553
Real Estate Management & Development —%
Hysan Development Co., Ltd.	6,000	26,613
Wheelock & Co., Ltd.	12,000	55,934
Total		82,547
Thrifts & Mortgage Finance —%
Banc of California, Inc.	660	8,606
HomeStreet, Inc. (b)	545	11,407
MGIC Investment Corp. (b)	2,210	20,774
Radian Group, Inc.	1,370	19,824
Walker & Dunlop, Inc. (b)	750	21,757
Washington Federal, Inc.	805	20,077
Total		102,445
TOTAL FINANCIALS		1,988,858
HEALTH CARE 0.3%
Biotechnology —%
Alder Biopharmaceuticals, Inc. (b)	215	6,876
AMAG Pharmaceuticals, Inc. (b)	250	10,000
Anacor Pharmaceuticals, Inc. (b)	115	12,927
Arena Pharmaceuticals, Inc. (b)	2,945	5,566
ARIAD Pharmaceuticals, Inc. (b)	680	4,651
Arrowhead Research Corp. (b)	1,100	5,665
Celldex Therapeutics, Inc. (b)	317	3,823
Clovis Oncology, Inc. (b)	70	6,994

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Curis, Inc. (b)	2,645	$5,396
Dyax Corp. (b)	255	7,020
Dynavax Technologies Corp. (b)	240	5,450
Insmed, Inc. (b)	230	4,563
Insys Therapeutics, Inc. (b)	270	6,955
Keryx Biopharmaceuticals, Inc. (b)	850	3,808
Merrimack Pharmaceuticals, Inc. (b)	320	2,989
Neurocrine Biosciences, Inc. (b)	180	8,836
NewLink Genetics Corp. (b)	65	2,488
Novavax, Inc. (b)	760	5,130
Portola Pharmaceuticals, Inc. (b)	100	4,761
REGENXBIO, Inc. (b)	97	1,500
Spark Therapeutics, Inc. (b)	125	6,737
TESARO, Inc. (b)	155	7,048
Ultragenyx Pharmaceutical, Inc. (b)	75	7,451
vTv Therapeutics, Inc., Class A (b)	484	3,553
Total		140,187
Health Care Equipment & Supplies —%
Analogic Corp.	160	14,019
Greatbatch, Inc. (b)	120	6,414
LivaNova PLC (b)	290	19,221
Merit Medical Systems, Inc. (b)	1,060	19,652
Orthofix International NV (b)	450	15,323
Total		74,629
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. (b)	1,500	28,763
LHC Group, Inc. (b)	115	5,183
Magellan Health, Inc. (b)	290	15,486
Medipal Holdings Corp. (b)	4,900	85,515
Molina Healthcare, Inc. (b)	335	20,770
Owens & Minor, Inc.	65	2,330
Triple-S Management Corp., Class B (b)	735	15,134
WellCare Health Plans, Inc. (b)	130	11,518
Total		184,699
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	1,700	15,640
Cambrex Corp. (b)	245	11,262
INC Research Holdings, Inc. Class A (b)	480	20,021
Total		46,923
Pharmaceuticals 0.2%
GlaxoSmithKline PLC	5,900	127,238
Lannett Co., Inc. (b)	160	7,163

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Novartis AG, Registered Shares	150	$13,588
Pernix Therapeutics Holdings, Inc. (b)	1,000	2,810
Roche Holding AG, Genusschein Shares	339	92,038
Sanofi	1,275	128,617
Shire PLC	960	72,702
Sucampo Pharmaceuticals, Inc., Class A (b)	800	15,488
Teva Pharmaceutical Industries Ltd.	1,448	85,972
Total		545,616
TOTAL HEALTH CARE		992,054
INDUSTRIALS 0.3%
Aerospace & Defense —%
Aerojet Rocketdyne Holdings, Inc. (b)	300	5,082
Astronics Corp. (b)	45	1,702
Astronics Corp., Class B (b)	18	677
Cubic Corp.	425	19,061
Moog, Inc., Class A (b)	330	20,381
Total		46,903
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	1,395	13,657
Royal Mail PLC	1,986	13,606
Total		27,263
Airlines 0.1%
Hawaiian Holdings, Inc. (b)	75	2,603
Japan Airlines Co., Ltd.	2,000	75,346
Qantas Airways Ltd.	21,805	61,420
Total		139,369
Building Products —%
Continental Building Product (b)	930	16,340
Patrick Industries, Inc. (b)	265	10,754
Total		27,094
Commercial Services & Supplies —%
Deluxe Corp.	375	22,331
Interface, Inc.	100	1,955
Quad/Graphics, Inc.	1,100	14,190
West Corp.	75	1,786
Total		40,262
Construction & Engineering 0.1%
EMCOR Group, Inc.	400	19,312
Leighton Holdings Ltd.	2,321	45,499
VINCI SA	1,350	90,890
Total		155,701

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.1%
General Cable Corp.	860	$13,235
OSRAM Licht AG	1,500	88,146
Prysmian SpA	700	15,117
Vestas Wind Systems A/S	1,600	93,254
Total		209,752
Machinery —%
Barnes Group, Inc.	100	3,759
Global Brass & Copper Holdings, Inc.	150	3,373
Kadant, Inc.	300	12,336
Meritor, Inc. (b)	600	6,522
Mueller Industries, Inc.	250	7,880
Wabash National Corp. (b)	1,645	19,691
Yangzijiang Shipbuilding Holdings Ltd.	82,000	72,992
Total		126,553
Marine —%
Kuehne & Nagel International AG	600	83,135
Matson, Inc.	500	22,915
Total		106,050
Professional Services —%
GP Strategies Corp. (b)	40	1,004
Insperity, Inc.	50	2,323
RPX Corp. (b)	1,130	16,091
Total		19,418
Road & Rail —%
ArcBest Corp.	635	16,447
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	75	3,098
ITOCHU Corp.	3,300	41,293
Total		44,391
TOTAL INDUSTRIALS		959,203
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	510	7,920
NETGEAR, Inc. (b)	100	4,140
Plantronics, Inc.	75	4,022
Polycom, Inc. (b)	1,065	14,676
Total		30,758
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (b)	200	3,956
Checkpoint Systems, Inc.	1,100	8,228
Coherent, Inc. (b)	25	1,355

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc. (b)	265	$6,731
Littelfuse, Inc.	140	13,990
Sanmina Corp. (b)	1,050	21,704
SYNNEX Corp.	225	19,899
Tech Data Corp. (b)	300	21,837
Vishay Intertechnology, Inc.	500	5,300
Total		103,000
Internet Software & Services —%
Constant Contact, Inc. (b)	675	17,617
DHI Group, Inc. (b)	515	4,661
EarthLink Holdings Corp.	2,300	19,665
LogMeIn, Inc. (b)	330	22,229
RetailMeNot, Inc. (b)	1,505	13,229
Web.com Group, Inc. (b)	420	9,857
Total		87,258
IT Services —%
Convergys Corp.	920	23,616
CSG Systems International, Inc.	150	5,028
Euronet Worldwide, Inc. (b)	220	17,653
EVERTEC, Inc.	300	5,472
NeuStar, Inc., Class A (b)	690	18,761
Total		70,530
Semiconductors & Semiconductor Equipment 0.1%
Advanced Energy Industries, Inc. (b)	100	2,828
Amkor Technology, Inc. (b)	3,460	21,521
Diodes, Inc. (b)	725	16,602
Microsemi Corp. (b)	410	14,764
STMicroelectronics NV	9,700	66,836
Xcerra Corp. (b)	1,500	10,410
Total		132,961
Software —%
Aspen Technology, Inc. (b)	570	23,592
AVG Technologies NV (b)	800	18,960
Gigamon, Inc. (b)	400	10,492
Progress Software Corp. (b)	670	16,268
Total		69,312
Technology Hardware, Storage & Peripherals 0.1%
Canon, Inc.	2,500	74,655
FUJIFILM Holdings Corp.	2,250	89,750
Total		164,405
TOTAL INFORMATION TECHNOLOGY		658,224

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.2%
Chemicals 0.1%
BASF SE (b)	458	$37,521
Chemtura Corp. (b)	760	24,275
Innophos Holdings, Inc.	50	2,125
Innospec, Inc.	380	20,991
Mitsubishi Chemical Holdings Corp.	14,900	92,850
Total		177,762
Construction Materials —%
Fletcher Building Ltd.	4,142	20,862
US Concrete, Inc. (b)	175	9,705
Total		30,567
Metals & Mining 0.1%
Commercial Metals Co.	300	4,311
Materion Corp.	490	14,773
Rio Tinto PLC	2,800	102,047
Total		121,131
Paper & Forest Products —%
Clearwater Paper Corp. (b)	110	5,547
UPM-Kymmene OYJ	5,100	95,477
Total		101,024
TOTAL MATERIALS		430,484
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (b)	815	16,597
Nippon Telegraph & Telephone Corp.	2,500	91,653
Telenor ASA	3,175	59,900
Telstra Corp., Ltd.	20,100	77,016
Total		245,166

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	225	$10,528
TOTAL TELECOMMUNICATION SERVICES		255,694
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	5,200	79,992
Endesa SA	3,600	80,047
IDACORP, Inc.	230	15,375
Tokyo Electric Power Co., Inc. (b)	6,500	44,339
Total		219,753
Gas Utilities —%
Chesapeake Utilities Corp.	215	11,225
New Jersey Resources Corp.	575	18,216
Southwest Gas Corp.	375	23,047
WGL Holdings, Inc.	250	15,558
Total		68,046
Water Utilities —%
SJW Corp.	340	10,789
TOTAL UTILITIES		298,588
Total Common Stocks (Cost: $7,377,943)		$7,652,725

	Shares	Value

Money Market Funds 7.5%
Columbia Short-Term Cash Fund, 0.159% (a)(c)	21,341,954	$21,341,954
Total Money Market Funds (Cost: $21,341,954)		$21,341,954
Total Investments
(Cost: $286,901,745) (d)		$283,029,665(e)
Other Assets & Liabilities, Net		588,632
Net Assets		$283,618,297

At October 31, 2015, cash totaling $408,596 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/24/2015	72,000 AUD	50,421 USD	—	(866)
Barclays	11/24/2015	98,000 EUR	110,206 USD	2,412	—
Barclays	11/24/2015	194,000 ILS	49,430 USD	—	(716)
Barclays	11/24/2015	1,129,000 JPY	9,423 USD	65	—
Barclays	11/24/2015	271,000 NOK	31,856 USD	—	(27)
Barclays	11/24/2015	107,196 USD	104,000 CHF	—	(1,912)
Barclays	11/24/2015	13,920 USD	9,000 GBP	—	(48)
Barclays	11/24/2015	135,260 USD	89,000 GBP	1,925	—
Barclays	11/24/2015	44,208 USD	371,000 SEK	—	(763)
Total				4,402	(4,332)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	39	USD	4,043,715	12/2015	240,827	—
TOPIX INDX FUTR	7	JPY	904,077	12/2015	79,009	—
US 10YR NOTE (CBT)	35	USD	4,469,062	12/2015	—	(28,969)
US 5YR NOTE (CBT)	25	USD	2,994,336	12/2015	—	(23,876)
US 5YR NOTE (CBT)	10	USD	1,197,734	12/2015	—	(1,112)
US LONG BOND(CBT)	10	USD	1,564,375	12/2015	—	(9,483)
US LONG BOND(CBT)	3	USD	469,312	12/2015	581	—
US ULTRA BOND CBT	5	USD	798,750	12/2015	—	(2,197)
US ULTRA BOND CBT	12	USD	1,917,000	12/2015	—	(7,053)
Total			18,358,361		320,417	(72,690)

Notes to Portfolio of Investments

(a)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	535,207	25,511	(213,531)	31,259	378,446	—	—	456,401
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	4,760,648	18,030	(4,531,642)	(247,036)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	6,619,879	423,811	(6,901,821)	(141,869)	—	411,397	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,278,837
Columbia Contrarian Core Fund, Class I Shares	5,249,892	149,704	(2,471,683)	995,494	3,923,407	—	—	4,790,851
Columbia Corporate Income Fund, Class I Shares	70,088,420	2,126,466	(4,030,303)	63,563	68,248,146	—	1,711,234	65,509,223
Columbia Diversified Absolute Return Fund, Class I Shares	—	7,506,101	(741,950)	(866)	6,763,285	—	—	6,615,155
Columbia Emerging Markets Bond Fund, Class I Shares	4,838,435	264,701	(665,718)	(21,949)	4,415,469	—	78,097	4,019,363
Columbia European Equity Fund, Class I Shares	3,989,100	125,892	(2,622,542)	440,526	1,932,976	—	—	2,007,238
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,278,928	71,144	(104,814)	(1,546)	1,243,712	—	44,163	1,184,094
Columbia Income Opportunities Fund, Class I Shares	9,761,076	1,260,674	(1,151,747)	(25,047)	9,844,956	—	364,961	9,627,657

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Inflation Protected Securities Fund, Class I Shares	14,021,505	213,424	(568,165)	(46,048)	13,620,716	—	—	11,416,151
Columbia International Bond Fund, Class I Shares	796,815	6,042	(772,058)	(30,799)	—	—	—	—
Columbia Disciplined Core Fund, Class I Shares	6,457,572	162,570	(1,028,067)	397,193	5,989,268	—	—	8,359,026
Columbia Disciplined Growth Fund, Class I Shares	9,322,468	217,545	(1,465,947)	180,859	8,254,925	—	—	9,159,039
Columbia Disciplined Value Fund, Class I Shares	9,135,237	301,452	(1,021,835)	84,502	8,499,356	—	—	9,071,816
Columbia Limited Duration Credit Fund, Class I Shares	29,379,839	640,679	(2,422,057)	22,156	27,620,617	—	506,955	26,608,533
Columbia Mortgage Opportunities Fund, Class I Shares	—	4,702,605	(500,612)	684	4,202,677	—	118,874	4,094,918
Columbia Multi-Asset Income Fund, Class I Shares	—	6,341,963	—	—	6,341,963	—	194,963	6,007,411
Columbia Overseas Value Fund, Class I Shares	9,085,139	269,035	(2,904,088)	(6,743)	6,443,343	—	—	6,302,065
Columbia Pacific/Asia Fund, Class I Shares	1,305,130	50,147	(1,446,718)	91,441	—	3,675	4,587	—
Columbia Select Large Cap Equity Fund, Class I Shares	—	3,316,828	—	—	3,316,828	126,871	16,956	3,163,995
Columbia Short-Term Cash Fund	37,727,043	22,808,888	(39,193,977)	—	21,341,954	—	24,567	21,341,954
Columbia Small Cap Core Fund, Class I Shares	1,788,254	72,899	(273,473)	31,497	1,619,177	—	—	1,691,343
Columbia U.S. Government Mortgage Fund, Class I Shares	53,311,801	1,327,475	(5,314,027)	6,949	49,332,198	—	1,169,404	48,776,317
Columbia U.S. Treasury Index Fund, Class I Shares	21,808,729	1,873,866	(1,883,670)	(108,542)	21,690,383	—	218,584	20,895,553
Total	301,261,117	58,777,452	(82,230,445)	1,715,678	279,523,802	541,943	4,453,345	275,376,940

(b)                                     Non-income producing investment.

(c)                                     The rate shown is the seven-day current annualized yield at October 31, 2015.

(d)                                     At October 31, 2015, the cost of securities for federal income tax purposes was approximately $286,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,483,000
Unrealized Depreciation	(9,355,000)
Net Unrealized Depreciation	$(3,872,000)

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD                         Australian Dollar

CHF                         Swiss Franc

EUR                         Euro

GBP                         British Pound

ILS                                Israeli Shekel

JPY                            Japanese Yen

NOK                        Norwegian Krone

SEK                           Swedish Krona

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	44,545,373	—	—	44,545,373
Fixed-Income Funds	192,131,809	—	—	192,131,809
Alternative Investment Funds	17,357,804	—	—	17,357,804
Common Stocks
Consumer Discretionary	332,417	696,094	—	1,028,511
Consumer Staples	82,997	629,144	—	712,141
Energy	62,388	266,580	—	328,968
Financials	598,601	1,390,257	—	1,988,858
Health Care	357,621	634,433	—	992,054
Industrials	278,505	680,698	—	959,203
Information Technology	426,983	231,241	—	658,224
Materials	81,727	348,757	—	430,484
Telecommunication Services	27,125	228,569	—	255,694
Utilities	94,210	204,378	—	298,588
Total Common Stocks	2,342,574	5,310,151	—	7,652,725
Money Market Funds	—	21,341,954	—	21,341,954
Total Investments	256,377,560	26,652,105	—	283,029,665
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,402	—	4,402
Futures Contracts	320,417	—	—	320,417
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,332)	—	(4,332)
Futures Contracts	(72,690)	—	—	(72,690)
Total	256,625,287	26,652,175	—	283,277,462

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	37,727,043	37,727,043	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.0%
International 12.2%
Columbia Emerging Markets Fund, Class I Shares (a)	1,533,418	$14,122,782
Columbia European Equity Fund, Class I Shares (a)	9,934,748	69,443,889
Columbia Overseas Value Fund, Class I Shares (a)	8,220,919	70,206,646
Columbia Pacific/Asia Fund, Class I Shares (a)	4,450,355	41,388,302
Total		195,161,619
U.S. Large Cap 30.7%
Columbia Contrarian Core Fund, Class I Shares (a)	3,745,475	83,898,639
Columbia Large Cap Growth Fund, Class I Shares (a)	636,503	24,117,108
Columbia Disciplined Core Fund, Class I Shares (a)	6,809,057	68,090,568
Columbia Disciplined Growth Fund, Class I Shares (a)	7,370,212	70,606,632
Columbia Disciplined Value Fund, Class I Shares (a)	10,751,802	103,002,263
Columbia Select Large Cap Equity Fund, Class I Shares (a)	5,697,152	67,055,475
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,342,625	42,307,813
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,535,455	34,854,824
Total		493,933,322
U.S. Small Cap 2.1%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	246,583	5,422,368
Columbia Small Cap Core Fund, Class I Shares (a)	1,269,423	22,811,529
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	187,723	5,183,027
Total		33,416,924
Total Equity Funds (Cost: $627,547,640)		$722,511,865

Fixed-Income Funds 41.9%
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,718,538	28,734,951
High Yield 8.0%
Columbia High Yield Bond Fund, Class I Shares (a)	2,743,681	7,901,800
Columbia Income Opportunities Fund, Class I Shares (a)	12,368,067	120,588,658
Total		128,490,458

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,801,894	$15,604,397
Investment Grade 31.1%
Columbia Corporate Income Fund, Class I Shares (a)	13,525,181	131,464,763
Columbia Intermediate Bond Fund, Class I Shares (a)	22,168,219	202,617,521
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,726,662	35,850,483
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,733,571	26,706,992
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	18,811,402	103,086,485
Total		499,726,244
Total Fixed-Income Funds (Cost: $688,040,480)		$672,556,050

Alternative Investment Funds 4.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	748,421	9,145,705
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,278,836
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	3,181,213	31,112,266
Columbia Multi-Asset Income Fund, Class I Shares (a)	2,645,299	25,024,528
Total Alternative Investment Funds (Cost: $70,232,592)		$69,561,335

Issuer	Shares	Value

Common Stocks 1.7%
CONSUMER DISCRETIONARY 0.2%
Auto Components 0.1%
Cie Generale des Etablissements Michelin	1,058	105,245
Cooper Tire & Rubber Co.	4,635	193,697
Dana Holding Corp.	4,950	83,160
Magna International, Inc.	2,700	142,392
Total		524,494
Automobiles —%
Fuji Heavy Industries Ltd.	3,600	139,225
Peugeot SA (b)	8,618	151,414
Total		290,639

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Diversified Consumer Services —%
Capella Education Co.	900	$40,635
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,300	178,698
Denny’s Corp. (b)	11,710	128,342
Flight Centre Travel Group Ltd.	2,821	75,895
Isle of Capri Casinos, Inc. (b)	2,000	38,260
Jack in the Box, Inc.	2,320	172,909
Marriott Vacations Worldwide Corp.	2,200	141,680
Papa John’s International, Inc.	100	7,017
Ruth’s Hospitality Group, Inc.	2,800	43,428
Total		786,229
Household Durables —%
Helen of Troy Ltd. (b)	1,900	188,499
Iida Group Holdings Co., Ltd.	4,500	84,343
Persimmon PLC	4,278	131,195
Total		404,037
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	11,780	116,976
PetMed Express, Inc.	4,520	76,026
Total		193,002
Leisure Products —%
Sankyo Co., Ltd.	1,600	61,663
Sturm Ruger & Co., Inc.	3,020	171,959
Total		233,622
Media —%
Gray Television, Inc. (b)	9,300	147,777
Nexstar Broadcasting Group, Inc., Class A	1,990	105,928
Total		253,705
Multiline Retail —%
Marks & Spencer Group PLC	16,335	128,986
Specialty Retail —%
Cato Corp. (The), Class A	4,520	170,675
Children’s Place, Inc. (The)	2,825	151,618
Outerwall, Inc.	2,510	150,600
Total		472,893
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,400	61,776
Oxford Industries, Inc.	1,400	101,948
Perry Ellis International, Inc. (b)	980	21,041

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc. (b)	5,230	$65,427
Wolverine World Wide, Inc.	8,000	148,560
Total		398,752
TOTAL CONSUMER DISCRETIONARY		3,726,994
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	27,000	133,650
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	2,300	98,941
Ingles Markets, Inc., Class A	1,900	94,886
Koninklijke Ahold NV	6,643	135,137
SUPERVALU, Inc. (b)	8,460	55,582
Wal-Mart de Mexico SAB de CV, Class V	52,642	139,431
Total		523,977
Food Products —%
Cal-Maine Foods, Inc.	3,200	171,072
Dean Foods Co.	3,700	67,007
JBS SA	9,600	35,472
Sanderson Farms, Inc.	2,300	159,873
WH Group Ltd.	94,000	51,836
Total		485,260
Personal Products —%
Usana Health Sciences, Inc. (b)	1,060	136,316
Tobacco —%
Imperial Tobacco Group PLC	2,808	151,205
Japan Tobacco, Inc.	3,700	128,064
Total		279,269
TOTAL CONSUMER STAPLES		1,558,472
ENERGY 0.1%
Energy Equipment & Services —%
Oil States International, Inc. (b)	2,960	88,830
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	2,800	46,900
ENI SpA	8,900	145,339
MOL Hungarian Oil and Gas NyRt	500	22,564
Pacific Ethanol, Inc. (b)	11,425	68,664
PDC Energy, Inc. (b)	2,190	132,145

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Polski Koncern Naftowy Orlen SA	6,300	$102,333
REX American Resources Corp. (b)	3,125	171,594
Royal Dutch Shell PLC, Class B	6,233	163,210
S-Oil Corp.	2,070	123,800
Total		976,549
TOTAL ENERGY		1,065,379
FINANCIALS 0.4%
Banks 0.1%
Abu Dhabi Commercial Bank PJSC	10,500	21,316
Banco Latinoamericano de Comercio Exterior SA, Class E	4,665	126,095
Banco Santander Brasil SA	17,100	61,323
Bank of China Ltd., Class H	307,000	144,769
Bank of Communications Co., Ltd., Class H	34,000	25,079
Bank of Montreal	900	52,337
BBCN Bancorp, Inc.	2,400	40,296
Berkshire Hills Bancorp, Inc.	930	26,598
Canadian Imperial Bank of Commerce	1,900	145,711
Central Pacific Financial Corp.	6,790	151,825
China Merchants Bank Co., Ltd., Class H	19,000	49,608
Credit Agricole SA	10,792	136,308
Customers Bancorp, Inc. (b)	5,105	140,388
First BanCorp (b)	15,775	59,787
First NBC Bank Holding Co. (b)	3,970	147,644
Hancock Holding Co.	1,700	46,920
Hilltop Holdings, Inc. (b)	425	8,912
HSBC Holdings PLC	25,277	197,488
International Bancshares Corp.	4,740	127,743
KBC Groep NV	902	54,843
Mitsubishi UFJ Financial Group, Inc.	19,800	128,057
Nordea Bank AB	9,226	101,796
Societe Generale SA	412	19,135
Sumitomo Mitsui Financial Group, Inc.	3,600	143,617
Wintrust Financial Corp.	1,015	51,247
Woori Finance Holdings Co., Ltd. (b)	7,669	66,525
Total		2,275,367
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,980	110,523
Cowen Group, Inc., Class A (b)	16,700	70,307
Piper Jaffray Companies (b)	1,000	35,570
Total		216,400

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance —%
Cash America International, Inc.	5,200	$179,556
Nelnet, Inc., Class A	3,650	130,597
Total		310,153
Diversified Financial Services —%
EXOR SpA	2,832	140,451
Insurance 0.1%
Ageas	2,933	129,339
Allianz SE, Registered Shares	985	172,442
American Equity Investment Life Holding Co.	6,700	172,056
Employers Holdings, Inc.	2,315	61,278
HCI Group, Inc.	1,300	56,693
Heritage Insurance Holdings, Inc. (b)	7,960	176,075
Maiden Holdings Ltd.	10,480	162,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	653	130,204
Power Corp. of Canada	5,600	125,867
Swiss Re AG	1,543	143,238
Total		1,330,156
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	6,750	102,667
American Assets Trust, Inc.	700	29,512
Apollo Residential Mortgage, Inc.	3,800	48,906
Coresite Realty Corp.	3,320	182,434
CubeSmart	3,100	86,242
CyrusOne, Inc.	5,490	193,687
CYS Investments, Inc.	13,500	104,220
DuPont Fabros Technology, Inc.	6,100	195,749
LaSalle Hotel Properties	5,675	166,902
Ryman Hospitality Properties, Inc.	3,475	182,785
Sovran Self Storage, Inc.	1,180	117,847
STORE Capital Corp.	6,600	149,622
Summit Hotel Properties, Inc.	12,700	166,116
Sun Communities, Inc.	1,120	75,062
Sunstone Hotel Investors, Inc.	12,545	181,401
Total		1,983,152
Real Estate Management & Development —%
Wheelock & Co., Ltd.	16,000	74,578
Thrifts & Mortgage Finance 0.1%
Banc of California, Inc.	5,600	73,024
HomeStreet, Inc. (b)	4,530	94,813

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (b)	18,100	$170,140
Radian Group, Inc.	11,210	162,209
Walker & Dunlop, Inc. (b)	6,150	178,411
Washington Federal, Inc.	6,675	166,475
Total		845,072
TOTAL FINANCIALS		7,175,329
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	1,770	56,605
AMAG Pharmaceuticals, Inc. (b)	2,020	80,800
Anacor Pharmaceuticals, Inc. (b)	950	106,789
Arena Pharmaceuticals, Inc. (b)	23,290	44,018
ARIAD Pharmaceuticals, Inc. (b)	5,540	37,894
Arrowhead Research Corp. (b)	9,700	49,955
Celldex Therapeutics, Inc. (b)	2,598	31,332
Clovis Oncology, Inc. (b)	550	54,950
Curis, Inc. (b)	21,670	44,207
Dyax Corp. (b)	2,090	57,538
Dynavax Technologies Corp. (b)	1,955	44,398
Insmed, Inc. (b)	1,920	38,093
Insys Therapeutics, Inc. (b)	2,230	57,445
Keryx Biopharmaceuticals, Inc. (b)	6,980	31,270
Merrimack Pharmaceuticals, Inc. (b)	2,597	24,256
Neurocrine Biosciences, Inc. (b)	1,550	76,089
NewLink Genetics Corp. (b)	548	20,972
Novavax, Inc. (b)	5,980	40,365
Portola Pharmaceuticals, Inc. (b)	840	39,992
REGENXBIO, Inc. (b)	798	12,337
Spark Therapeutics, Inc. (b)	1,060	57,134
TESARO, Inc. (b)	1,270	57,747
Ultragenyx Pharmaceutical, Inc. (b)	600	59,610
vTv Therapeutics, Inc., Class A (b)	3,958	29,052
Total		1,152,848
Health Care Equipment & Supplies —%
Analogic Corp.	1,290	113,030
Greatbatch, Inc. (b)	940	50,243
LivaNova PLC (b)	2,400	159,072
Merit Medical Systems, Inc. (b)	8,475	157,126
Orthofix International NV (b)	3,700	125,985
Total		605,456
Health Care Providers & Services —%
Alfresa Holdings Corp.	3,000	57,526
LHC Group, Inc. (b)	1,050	47,318
Magellan Health, Inc. (b)	2,350	125,490

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Medipal Holdings Corp.	4,400	$76,789
Molina Healthcare, Inc. (b)	2,700	167,400
Owens & Minor, Inc.	575	20,614
Triple-S Management Corp., Class B (b)	6,010	123,746
WellCare Health Plans, Inc. (b)	1,050	93,030
Total		711,913
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	13,700	126,040
Cambrex Corp. (b)	2,000	91,940
INC Research Holdings, Inc. Class A (b)	4,040	168,509
Total		386,489
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	1,379	29,739
Lannett Co., Inc. (b)	1,430	64,021
Novo Nordisk A/S, Class B	2,211	117,456
Pernix Therapeutics Holdings, Inc. (b)	8,600	24,166
Roche Holding AG, Genusschein Shares	786	213,398
Sanofi	1,812	182,787
Sucampo Pharmaceuticals, Inc., Class A (b)	6,500	125,840
Teva Pharmaceutical Industries Ltd.	2,023	120,112
Total		877,519
TOTAL HEALTH CARE		3,734,225
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Aerojet Rocketdyne Holdings, Inc. (b)	2,500	42,350
Astronics Corp. (b)	310	11,721
Astronics Corp., Class B (b)	152	5,700
Cubic Corp.	3,400	152,490
Moog, Inc., Class A (b)	2,690	166,135
Total		378,396
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	11,410	111,704
Royal Mail PLC	13,080	89,612
Total		201,316
Airlines —%
Hawaiian Holdings, Inc. (b)	600	20,820
Japan Airlines Co., Ltd.	3,200	120,554
Qantas Airways Ltd.	37,024	104,287
Total		245,661

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products —%
Continental Building Product (b)	7,810	$137,222
Patrick Industries, Inc. (b)	2,100	85,218
Total		222,440
Commercial Services & Supplies —%
Deluxe Corp.	3,070	182,818
Interface, Inc.	800	15,640
Quad/Graphics, Inc.	9,200	118,680
West Corp.	700	16,667
Total		333,805
Construction & Engineering —%
EMCOR Group, Inc.	3,200	154,496
Leighton Holdings Ltd.	2,105	41,265
VINCI SA	2,063	138,894
Total		334,655
Electrical Equipment —%
General Cable Corp.	7,000	107,730
OSRAM Licht AG	1,970	115,765
Vestas Wind Systems A/S	2,477	144,369
Total		367,864
Machinery 0.1%
Barnes Group, Inc.	800	30,072
Global Brass & Copper Holdings, Inc.	1,400	31,486
Kadant, Inc.	2,230	91,697
Meritor, Inc. (b)	4,900	53,263
Mueller Industries, Inc.	2,075	65,404
PT United Tractors Tbk	41,100	54,075
Wabash National Corp. (b)	13,600	162,792
Yangzijiang Shipbuilding Holdings Ltd.	99,400	88,481
Total		577,270
Marine —%
Kuehne & Nagel International AG	423	58,610
Matson, Inc.	4,090	187,444
Total		246,054
Professional Services —%
GP Strategies Corp. (b)	385	9,660
Insperity, Inc.	400	18,584
RPX Corp. (b)	9,260	131,862
Total		160,106
Road & Rail —%
ArcBest Corp.	5,220	135,198

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	600	$24,786
TOTAL INDUSTRIALS		3,227,551
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
ADTRAN, Inc.	4,180	64,915
NETGEAR, Inc. (b)	700	28,980
Plantronics, Inc.	650	34,853
Polycom, Inc. (b)	8,600	118,508
Total		247,256
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	1,500	29,670
Checkpoint Systems, Inc.	9,000	67,320
Chimei Innolux Corp.	376,000	126,140
Coherent, Inc. (b)	75	4,065
Hon Hai Precision Industry Co., Ltd.	53,000	140,877
Insight Enterprises, Inc. (b)	2,210	56,134
Littelfuse, Inc.	1,170	116,918
Sanmina Corp. (b)	8,500	175,695
SYNNEX Corp.	1,800	159,192
Tech Data Corp. (b)	2,500	181,975
Vishay Intertechnology, Inc.	3,700	39,220
Total		1,097,206
Internet Software & Services 0.1%
Constant Contact, Inc. (b)	5,520	144,072
DHI Group, Inc. (b)	4,220	38,191
EarthLink Holdings Corp.	18,850	161,167
LogMeIn, Inc. (b)	2,680	180,525
RetailMeNot, Inc. (b)	12,445	109,392
Web.com Group, Inc. (b)	3,375	79,211
Total		712,558
IT Services 0.1%
CGI Group, Inc., Class A (b)	2,100	78,003
Convergys Corp.	7,700	197,659
CSG Systems International, Inc.	1,200	40,224
Euronet Worldwide, Inc. (b)	1,800	144,432
EVERTEC, Inc.	2,600	47,424
NeuStar, Inc., Class A (b)	5,530	150,361
Total		658,103
Semiconductors & Semiconductor Equipment —%
Advanced Energy Industries, Inc. (b)	700	19,796
Amkor Technology, Inc. (b)	28,870	179,572
Diodes, Inc. (b)	5,900	135,110

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (b)	3,440	$123,874
Xcerra Corp. (b)	12,280	85,223
Total		543,575
Software —%
Aspen Technology, Inc. (b)	4,670	193,291
AVG Technologies NV (b)	6,540	154,998
Gigamon, Inc. (b)	3,200	83,936
Progress Software Corp. (b)	5,450	132,326
Total		564,551
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	2,000	17,899
Foxconn Technology Co., Ltd.	29,000	75,959
FUJIFILM Holdings Corp.	3,400	135,622
Total		229,480
TOTAL INFORMATION TECHNOLOGY		4,052,729
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	6,250	199,625
Hanwha Corp.	1,217	39,907
Innophos Holdings, Inc.	500	21,245
Innospec, Inc.	3,215	177,597
Mitsubishi Chemical Holdings Corp.	23,500	146,441
Total		584,815
Construction Materials —%
US Concrete, Inc. (b)	1,500	83,190
Metals & Mining —%
Commercial Metals Co.	2,400	34,488
Eregli Demir ve Celik Fabrikalari TAS	56,340	80,005
Materion Corp.	4,090	123,314
MMC Norilsk Nickel PJSC (b)	100	14,861
Rio Tinto PLC	4,200	153,070
Severstal PAO	4,421	51,387
Total		457,125
Paper & Forest Products —%
Clearwater Paper Corp. (b)	900	45,387
UPM-Kymmene OYJ	7,287	136,420
Total		181,807
TOTAL MATERIALS		1,306,937
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
China Telecom Corp., Ltd., Class H	126,000	65,724

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
General Communication, Inc., Class A (b)	6,660	$135,631
Nippon Telegraph & Telephone Corp.	3,700	135,647
Telstra Corp., Ltd.	3,505	13,430
Turk Telekomunikasyon AS	14,359	30,980
Total		381,412
Wireless Telecommunication Services —%
China Mobile Ltd.	12,500	149,874
Shenandoah Telecommunications Co.	1,700	79,543
Vodacom Group Ltd.	797	8,626
Total		238,043
TOTAL TELECOMMUNICATION SERVICES		619,455
UTILITIES 0.1%
Electric Utilities —%
Chubu Electric Power Co., Inc.	700	10,768
Endesa SA	5,639	125,384
IDACORP, Inc.	1,890	126,347
Korea Electric Power Corp.	2,975	133,948
Transmissora Alianca de Energia Eletrica SA	8,000	41,280
Total		437,727
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,900	99,199
New Jersey Resources Corp.	4,690	148,579
Southwest Gas Corp.	3,055	187,761
WGL Holdings, Inc.	2,000	124,460
Total		559,999
Independent Power and Renewable Electricity Producers —%
China Power International Development Ltd.	13,000	8,170
Water Utilities —%
SJW Corp.	2,770	87,892
TOTAL UTILITIES		1,093,788
Total Common Stocks (Cost: $28,123,018)		$27,560,859

	Shares	Value

Money Market Funds 6.9%
Columbia Short-Term Cash Fund, 0.159% (a)(c)	111,085,966	$111,085,966
Total Money Market Funds (Cost: $111,085,966)		$111,085,966

Total Investments
(Cost: $1,525,029,696) (d)	$1,603,276,075(e)
Other Assets & Liabilities, Net	3,515,756
Net Assets	$1,606,791,831

At October 31, 2015, cash totaling $3,790,172 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	11/24/2015	501,000 BRL	125,150 USD	—	(3,822)
BNP Paribas	11/24/2015	131,000 CAD	98,856 USD	—	(1,314)
BNP Paribas	11/24/2015	165,000 CNY	25,791 USD	—	(229)
BNP Paribas	11/24/2015	1,037,000 DKK	155,903 USD	2,931	—
BNP Paribas	11/24/2015	99,000 EUR	111,352 USD	2,458	—
BNP Paribas	11/24/2015	348,000 ILS	89,126 USD	—	(827)
BNP Paribas	11/24/2015	93,836,000 KRW	78,900 USD	—	(3,272)
BNP Paribas	11/24/2015	539,000 MXN	31,656 USD	—	(924)
BNP Paribas	11/24/2015	296,000 PLN	77,934 USD	1,390	—
BNP Paribas	11/24/2015	73,000 TRY	23,687 USD	—	(1,199)
BNP Paribas	11/24/2015	50,000 TRY	17,091 USD	46	—
BNP Paribas	11/24/2015	4,957,000 TWD	149,690 USD	—	(2,950)
BNP Paribas	11/24/2015	141,505 USD	202,000 AUD	2,383	—
BNP Paribas	11/24/2015	148,040 USD	144,000 CHF	—	(2,263)
BNP Paribas	11/24/2015	38,543 USD	25,000 GBP	—	(8)
BNP Paribas	11/24/2015	165,354 USD	109,000 GBP	2,659	—
BNP Paribas	11/24/2015	142,132 USD	9,402,000 INR	1,192	—
BNP Paribas	11/24/2015	70,701 USD	8,481,000 JPY	—	(405)
BNP Paribas	11/24/2015	55,617 USD	245,000 MYR	1,334	—
BNP Paribas	11/24/2015	31,274 USD	266,000 NOK	21	—
BNP Paribas	11/24/2015	29,587 USD	1,353,000 PHP	—	(702)
BNP Paribas	11/24/2015	49,078 USD	410,000 SEK	—	(1,067)
BNP Paribas	11/24/2015	39,346 USD	1,437,000 THB	1,025	—
BNP Paribas	11/24/2015	110,810 USD	1,550,000 ZAR	788	—
Total				16,227	(18,982)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	91	USD	13,116,740	12/2015	282,729	—
S&P500 EMINI FUT	376	USD	38,985,560	12/2015	2,321,815	—
SPI 200 FUTURES	28	AUD	2,613,654	12/2015	92,985	—
TOPIX INDX FUTR	39	JPY	5,037,002	12/2015	440,196	—
US 10YR NOTE (CBT)	400	USD	51,075,000	12/2015	—	(374,548)
US LONG BOND(CBT)	25	USD	3,910,938	12/2015	—	(23,708)
US LONG BOND(CBT)	50	USD	7,821,875	12/2015	9,675	—
US ULTRA BOND CBT	25	USD	3,993,750	12/2015	—	(10,985)
US ULTRA BOND CBT	50	USD	7,987,500	12/2015	—	(29,387)
Total			134,542,019		3,147,400	(438,628)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,778,841	36,468	(1,556,881)	243,761	7,502,189	—	—	9,145,705
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	29,342,802	876	(27,842,449)	(1,501,229)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	34,940,036	2,149,463	(36,043,723)	(1,045,776)	—	2,149,062	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,278,836
Columbia Contrarian Core Fund, Class I Shares	101,055,637	60,919	(52,305,244)	22,483,174	71,294,486	—	—	83,898,639
Columbia Corporate Income Fund, Class I Shares	135,769,462	3,482,422	(2,866,983)	8,603	136,393,504	—	3,380,421	131,464,763
Columbia Diversified Absolute Return Fund, Class I Shares	—	32,274,601	(460,843)	(1,495)	31,812,263	—	—	31,112,266
Columbia Emerging Markets Bond Fund, Class I Shares	30,325,054	571,070	(487,177)	(30,915)	30,378,032	—	541,876	28,734,951
Columbia Emerging Markets Fund, Class I Shares	15,745,379	70,385	(930,428)	77,563	14,962,899	—	—	14,122,782
Columbia European Equity Fund, Class I Shares	63,955,328	77,570	(8,162,366)	2,193,513	58,064,045	—	—	69,443,889
Columbia High Yield Bond Fund, Class I Shares	—	8,178,537	(60,690)	(262)	8,117,585	—	251,205	7,901,800
Columbia Income Opportunities Fund, Class I Shares	121,156,484	4,530,272	(6,669,660)	1,538,746	120,555,842	—	4,469,844	120,588,658
Columbia Inflation Protected Securities Fund, Class I Shares	16,435,941	2,456,944	(631,746)	(108,220)	18,152,919	—	—	15,604,397
Columbia Intermediate Bond Fund, Class I Shares	210,817,422	3,600,934	(9,414,908)	496,161	205,499,609	—	3,484,616	202,617,521
Columbia Large Cap Growth Fund, Class I Shares	16,578,363	24,489	(3,362,960)	1,949,784	15,189,676	—	—	24,117,108
Columbia Disciplined Core Fund, Class I Shares	43,123,754	26,495	(5,316,305)	2,896,081	40,730,025	—	—	68,090,568
Columbia Disciplined Growth Fund, Class I Shares	67,514,448	53,362	(7,843,302)	3,125,255	62,849,763	—	—	70,606,632
Columbia Disciplined Value Fund, Class I Shares	102,173,027	49,210	(3,878,466)	169,901	98,513,672	—	—	103,002,263
Columbia Limited Duration Credit Fund, Class I Shares	38,196,062	692,646	(1,679,745)	(44,696)	37,164,267	—	671,728	35,850,483
Columbia Mortgage Opportunities Fund, Class I Shares	—	28,621,940	(1,207,925)	(2,936)	27,411,079	—	763,536	26,706,992
Columbia Multi-Asset Income Fund, Class I Shares	—	26,418,140	—	—	26,418,140	—	812,140	25,024,528
Columbia Overseas Value Fund, Class I Shares	80,799,010	65,227	(7,888,496)	(185,552)	72,790,189	—	—	70,206,646
Columbia Pacific/Asia Fund, Class I Shares	38,103,709	360,355	(4,224,717)	1,156,976	35,396,323	115,385	144,043	41,388,302
Columbia Select Large Cap Equity Fund, Class I Shares	29,632,879	47,416,170	(5,270,322)	(544,474)	71,234,253	3,356,352	448,579	67,055,475
Columbia Select Large Cap Growth Fund, Class I Shares	33,898,738	2,519,795	(6,488,417)	2,325,942	32,256,058	2,444,107	—	42,307,813
Columbia Select Large-Cap Value Fund, Class I Shares	23,380,096	50,151	(1,493,780)	673,196	22,609,663	—	—	34,854,824
Columbia Select Smaller-Cap Value Fund, Class I Shares	6,800,652	90,557	(3,300,448)	988,503	4,579,264	—	—	5,422,368

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	177,683,380	134,568,450	(201,165,864)	—	111,085,966	—	127,844	111,085,966
Columbia Small Cap Core Fund, Class I Shares	22,763,461	57,391	(1,521,663)	197,135	21,496,324	—	—	22,811,529
Columbia Small Cap Growth Fund I, Class I Shares	—	5,581,000	—	—	5,581,000	—	—	5,183,027
Columbia U.S. Government Mortgage Fund, Class I Shares	108,950,506	2,463,948	(7,041,035)	(5,776)	104,367,643	—	2,428,433	103,086,485
Total	1,557,920,471	311,049,787	(409,116,543)	37,052,963	1,496,906,678	8,064,906	17,524,265	1,575,715,216

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $1,525,030,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,447,000
Unrealized Depreciation	(28,201,000)
Net Unrealized Appreciation	$78,246,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	722,511,865	—	—	722,511,865
Fixed-Income Funds	672,556,050	—	—	672,556,050
Alternative Investment Funds	69,561,335	—	—	69,561,335
Common Stocks
Consumer Discretionary	2,849,028	877,966	—	3,726,994
Consumer Staples	1,092,230	466,242	—	1,558,472
Energy	508,133	557,246	—	1,065,379
Financials	5,296,536	1,878,793	—	7,175,329
Health Care	2,936,418	797,807	—	3,734,225
Industrials	2,271,639	955,912	—	3,227,551
Information Technology	3,556,232	496,497	—	4,052,729
Materials	684,846	622,091	—	1,306,937
Telecommunication Services	215,174	404,281	—	619,455
Utilities	815,518	278,270	—	1,093,788
Total Common Stocks	20,225,754	7,335,105	—	27,560,859
Money Market Funds	—	111,085,966	—	111,085,966
Total Investments	1,484,855,004	118,421,071	—	1,603,276,075
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	16,227	—	16,227
Futures Contracts	3,147,400	—	—	3,147,400
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,982)	—	(18,982)
Futures Contracts	(438,628)	—	—	(438,628)
Total	1,487,563,776	118,418,316	—	1,605,982,092

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publically available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	177,683,380	177,683,380	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Income Builder Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.9%
Convertible 5.2%
Columbia Convertible Securities Fund, Class I Shares (a)	3,751,616	$67,566,601
Dividend Income 22.5%
Columbia Dividend Income Fund, Class I Shares (a)	4,802,283	90,715,136
Columbia Dividend Opportunity Fund, Class I Shares (a)	14,780,362	136,570,544
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,820,004	65,322,063
Total		292,607,743
U.S. Small Cap 5.2%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,517,463	68,300,983
Total Equity Funds (Cost: $427,790,955)		$428,475,327

Fixed-Income Funds 67.0%
Emerging Markets 7.6%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	9,364,531	98,983,096
Floating Rate 9.2%
Columbia Floating Rate Fund, Class I Shares (a)	13,518,840	119,236,171
High Yield 17.0%
Columbia High Yield Bond Fund, Class I Shares (a)	76,668,749	220,805,996

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 2.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	3,749,324	$32,469,149
International 1.8%
Columbia Global Unconstrained Bond Fund, Class I Shares (a)(b)	2,502,020	23,669,111
Investment Grade 28.9%
Columbia Corporate Income Fund, Class I Shares (a)	7,112,314	69,131,693
Columbia Limited Duration Credit Fund, Class I Shares (a)	6,948,242	66,842,088
Columbia Mortgage Opportunities Fund, Class I Shares (a)	7,230,153	70,638,594
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	29,622,558	162,331,616
Columbia U.S. Treasury Index Fund, Class I Shares (a)	595,658	6,683,280
Total		375,627,271
Total Fixed-Income Funds (Cost: $898,710,401)		$870,790,794

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.009% (a)(c)	651,952	651,952
Total Money Market Funds (Cost: $651,952)		$651,952
Total Investments
(Cost: $1,327,153,308) (d)		$1,299,918,073(e)
Other Assets & Liabilities, Net		(452,788)
Net Assets		$1,299,465,285

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	33,848,968	35,657,070	(4,245,019)	886,459	66,147,478	1,375,603	1,317,634	67,566,601
Columbia Corporate Income Fund, Class I Shares	61,830,179	13,745,238	(2,469,805)	(148,997)	72,956,615	—	1,471,575	69,131,693
Columbia Dividend Income Fund, Class I Shares	95,935,960	7,872,949	(17,103,222)	939,769	87,645,456	—	1,817,226	90,715,136
Columbia Dividend Opportunity Fund, Class I Shares	105,449,156	34,013,007	(12,748,485)	2,214,633	128,928,311	—	3,217,796	136,570,544

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	185,437,140	3,919,456	(72,596,699)	(10,840,195)	105,919,702	—	2,987,562	98,983,096
Columbia Floating Rate Fund, Class I Shares	68,612,163	67,414,017	(13,781,351)	399,645	122,644,474	—	4,018,972	119,236,171
Columbia Global Dividend Opportunity Fund, Class I Shares	102,204,634	7,512,849	(32,597,255)	(3,412,879)	73,707,349	—	1,833,671	65,322,063
Columbia Global Unconstrained Bond Fund, Class I Shares	—	25,019,509	—	—	25,019,509	—	—	23,669,111
Columbia High Yield Bond Fund, Class I Shares	242,410,251	20,636,347	(45,151,186)	4,956,393	222,851,805	—	8,610,707	220,805,996
Columbia Inflation Protected Securities Fund, Class I Shares	36,446,089	47,928	—	—	36,494,017	—	—	32,469,149
Columbia International Bond Fund, Class I Shares	51,257,717	—	(48,788,888)	(2,468,829)	—	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	54,517,226	15,226,043	(1,424,320)	(69,943)	68,249,006	—	1,226,043	66,842,088
Columbia Money Market Fund, Class I Shares	651,903	49	—	—	651,952	—	48	651,952
Columbia Mortgage Opportunities Fund, Class I Shares	103,991,148	3,733,226	(35,008,524)	135,093	72,850,943	—	2,849,260	70,638,594
Columbia Small Cap Value Fund I, Class I Shares	71,963,761	5,256,981	(6,614,383)	756,003	71,362,362	—	—	68,300,983
Columbia U.S. Government Mortgage Fund, Class I Shares	153,334,909	31,930,985	(20,058,431)	(304,256)	164,903,207	—	3,687,131	162,331,616
Columbia U.S. Treasury Index Fund, Class I Shares	6,739,424	81,698	—	—	6,821,122	—	70,553	6,683,280
Total	1,374,630,628	272,067,352	(312,587,568)	(6,957,104)	1,327,153,308	1,375,603	33,108,178	1,299,918,073

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $1,327,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,131,000
Unrealized Depreciation	(39,366,000)
Net Unrealized Depreciation	$(27,235,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	428,475,327	—	—	428,475,327
Fixed-Income Funds	870,790,794	—	—	870,790,794
Money Market Funds	651,952	—	—	651,952
Total Investments	1,299,918,073	—	—	1,299,918,073

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015